Supplement, dated October 6, 2010

to SAI, dated May 1, 2010

SUPPLEMENT

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

On Page 17 of the Statement of Additional Information in the Management of the Investment Company section, in the Directors and Officers subsection, the second sentence is hereby deleted and replaced with the following sentence: “The Directors of the Investment Company consist of six individuals, five of whom are not “interested persons” of the Investment Company as defined in the 1940 Act (“Independent Directors”).